Investment and Return	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Investment and Return
17.	Investment and return

Cash and cash equivalents
Cash and cash equivalents in the balance sheet include deposits, investments in money market funds and highly liquid investments. To be classified as cash and cash equivalents, an asset must:

•	be readily convertible into cash;

•	have an insignificant risk of changes in value; and

•	have a maturity period of typically three months or less at acquisition.
Cash and cash equivalents in the cash flow statement also include bank overdrafts and are recorded at amortised cost.
Other financial assets
The Group classifies its financial assets into the following measurement categories:

•	those to be measured subsequently at fair value (either through other comprehensive income, or through profit or loss), and

•	those to be measured at amortised cost.
This classification depends on our business model for managing the financial asset and the contractual terms of the cash flows.
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.
All financial assets are either debt instruments or equity instruments. Debt instruments are those that provide the Group with a contractual right to receive cash or another asset. Equity instruments are those where the Group has no contractual right to receive cash or another asset.
Debt instruments
The subsequent measurement of debt instruments depends on the Groups business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories that debt instruments are classified as:

•	financial assets at amortised cost;

•	financial assets at fair value through other comprehensive income; or

•	financial assets at fair value through profit or loss.
(i) Amortised cost
Assets measured at amortised cost are those which are held to collect contractual cash flows on the repayment of principal or interest (SPPI). A gain or loss on a debt investment recognised at amortised cost on de-recognition or impairment is recognised in profit or loss. Interest income is recognised within finance income using the effective interest rate method.
(ii) Fair value through other comprehensive income
Assets that are held at fair value through other comprehensive income are those that are held to collect contractual cash flows on the repayment of principal and interest and which are held to recognise a capital gain through the sale of the asset. Movements in the carrying amount are recognised in other comprehensive income except for the recognition of impairment, interest income and foreign exchange gains or losses which are recognised in profit or loss. On de-recognition,
the cumulative gain or loss recognised in other comprehensive income is reclassified from equity to profit or loss. Interest income is included in finance income using the effective interest rate method.
(iii) Fair value through profit or loss
Assets that do not meet the criteria for either amortised cost or fair value through other comprehensive income are measured as fair value through profit or loss. Related transaction costs are expensed as incurred. Unless they form part of a hedging relationship, these assets are held at fair value, with changes being recognised in the income statement. Interest income from these assets is included within finance income.
Equity instruments
The Group subsequently measures all equity instruments at fair value. Where the Group has elected to present fair value gains and losses on equity investments in other comprehensive income, there is no subsequent reclassification of fair value gains or losses to profit or loss. Dividends from these investments continue to be recognised in profit or loss.
Impairment of financial assets
Financial instruments classified as amortised cost and debt instruments classified as fair value through other comprehensive income are assessed for impairment. The Group assesses the probability of default of an asset at initial recognition and then whether there has been a significant increase in credit risk on an ongoing basis.
To assess whether there is a significant increase in credit risk the Group compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition. It considers available reasonable and supportive forwarding-looking information. Macroeconomic information (such as market interest rates or growth rates) is also considered.
Financial assets are written off when there is no reasonable expectation of recovery, such as a debtor failing to engage in a repayment plan with the company. Impairment losses on assets classified as amortised cost are recognised in profit or loss. When a later event causes the impairment losses to decrease, the reduction in impairment loss is also recognised in profit or loss. Permanent impairment losses on debt instruments classified as fair value through other comprehensive income are recognised in profit or loss.

17A.
Financial assets
The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2019 and 2018. The Group’s cash resources and other financial assets are shown below.

	€ million	€ million	€ million	€ million	€ million	€ million
		Non-			Non-
	Current	current	Total	Current	current	Total
Financial assets (a)	2019	2019	2019	2018	2018	2018
Cash and cash equivalents
Cash at bank and in hand	2,457	—	2,457	2,174	—	2,174
Short-term deposits with maturity of less than three months	1,693	—	1,693	1,024	—	1,024
Other cash equivalents	35	—	35	32	—	32

	4,185	—	4,185	3,230	—	3,230

Other financial assets
Financial assets at amortised cost b)	578	220	798	382	247	629
Financial assets at fair value through other comprehensive income (c)	—	266	266	154	175	329
Financial assets at fair value through profit or loss:
Derivatives	20	114	134	194	—	194
Other (d)	309	274	583	144	220	364

	907	874	1,781	874	642	1,516

Total	5,092	874	5,966	4,104	642	4,746

( a)
For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.

(b)
Current financial assets at amortised cost include short-term deposits with banks with maturities longer than three months and loans to joint venture entities. Non-current financial assets at amortised cost include judicial deposit of €136
million
(2018: €128 million) and invest
ments
 in bonds of €56 million (2018: €93 million).

(c)
Included within
non-current
financial assets at fair value through other comprehensive income are equity investments of €

244 million (2018: €148 million). These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. The fair value movement in 2019 of these equity investments was €31 million (2018: €(9) million).

(d)
Current
O
ther
F
inancial assets at fair value through profit or loss include
A-
or higher rated money and capital market instruments. Included within non-current
financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €54 million (2018: €59 million) and investments in a number of companies and financial institutions in
North America, North Asia, South Asia and Europe.

There were no significant changes on account of change in business model in classification of financial assets since 31 December 2018.
There are no financial assets that are designated at fair value through profit
or
loss, which would otherwise have been measured at fair value through other comprehensive income.

	€ million	€ million
Cash and cash equivalents reconciliation to the cash flow statement	2019	2018
Cash and cash equivalents per balance sheet	4,185	3,230
Less: bank overdrafts	(69)	(140)

Cash and cash equivalents per cash flow statement	4,116	3,090

Approximately €1

billion (or 24
%
) of the Group’s cash and cash equivalents are held in the parent and central finance companies, for maximum flexibility. These companies provide loans to our subsidiaries that are also funded through retained earnings and third party borrowings. We maintain access to global debt markets through an infrastructure of short and long-term debt programmes. We make use of plain vanilla derivatives, such as interest rate swaps and foreign exchange contracts, to help mitigate risks. More detail is provided in notes 16, 16A, 16B and 16C on pages
121
to
127
.
The remaining €3.2 billion (76%) of the Group’s cash and cash equivalents are held in foreign subsidiaries which repatriate distributable reserves on a regular basis. For most countries, this is done through dividends which are in some cases subject to withholding or distribution tax. This balance includes €146 million (2018: €
154 million
,
2017: €206 million) of cash that is held in a few countries where we face cross-border foreign exchange controls and/or other legal restrictions that inhibit our ability to make these balances available for general use by the wider business. The cash will generally be invested or held in the relevant country and, given the other capital resources available to the Group, does not significantly affect the ability of the Group to meet its cash obligations.
17B.
Credit risk
Credit risk is the risk of financial loss to the Group if a customer or counter-party fails to meet its contractual obligations. Additional information in relation to credit risk on trade receivables is given in note 13. These risks are generally managed by local controllers. Credit risk related to the use of treasury instruments, including those held at amortised cost and at fair value through other comprehensive income, is managed on a Group basis. This risk arises from transactions with financial institutions involving cash and cash equivalents, deposits and derivative financial instruments. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets. To reduce this risk, Unilever has concentrated its main activities with a limited number of counter-parties which have secure credit ratings. Individual risk limits are set for each counter-party based on financial position, credit rating and past experience. Credit limits and concentration of exposures are actively monitored by the Group’s treasury department. Netting agreements are also put in place with Unilever’s principal counter-parties. In the case of a default, these arrangements would allow Unilever to net assets and liabilities across transactions with that counter-party. To further reduce the Group’s credit exposures on derivative financial instruments, Unilever has collateral agreements with Unilever’s principal counter-parties in relation to derivative financial instruments. Under these arrangements, counter-parties are required to deposit securities and/or cash as a collateral for their obligations in respect of derivative financial instruments. At 31 December 201
9
the collateral held by Unilever under such arrangements amounted to €24 million (2018: €10 million), of which €24 million (2018: €10 million
)
 was in cash, and €
Nil million
 (2018: €Nil
 million
) was in the form of bond securities. The
non-cash
collateral has not been recognised as an asset in the Group’s balance sheet.
Further details in relation to the Group’s exposure to credit risk are shown in note 13 and note 16A.